Income Taxes (Tables)	12 Months Ended
Aug. 31, 2021
Income Taxes [Abstract]
Net Deferred Tax Liability

	2021 $	2020 $
Deferred tax assets	2	1
Deferred tax liabilities	(1,998)	(1,968)

Net deferred tax liability	(1,996)	(1,967)

Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)

	Property, plant and equipment and software assets $	Broadcast rights, licences, customer relationships, trademark and brands $	Partnership income $	Non- capital loss carry- forwards $	Accrued charges $	Capital Loss Carry- Forwards $	Total $
Balance at August 31, 2019	(299)	(1,626)	(32)	93	(7)	–	(1,871)
Recognized in statement of income	(51)	(10)	21	13	(32)	–	(59)

Effect of IFRS 16 adoption	(4)	–	–	–	4	–	–

Effect of IFRIC 23 adoption	(40)	2	–	–	–	–	(38)
Recognized in other comprehensive income	–	–	–	–	1	–	1

Balance at August 31, 2020	(394)	(1,634)	(11)	106	(34)	–	(1,967)
Recognized in statement of income	(18)	(16)	(62)	56	21	3	(16)
Recognized in other comprehensive income	–	–	–	–	(13)	–	(13)

Balance at August 31, 2021	(412)	(1,650)	(73)	162	(26)	3	(1,996)

Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes

	2021	2020
Current statutory income tax rate	25.5%	26.3%

Income tax expense at current statutory rates	263	228
Net increase (decrease) in taxes resulting from:
Recognition of previously unrecognized tax losses	(81)	(22)
Revision to liabilities for uncertain tax positions	(125)	–
Other	(11)	(27)

Income tax expense	46	179

Components Of Income Tax Expense

	2021 $	2020 $
Current income tax expense	155	120
Current tax recovery from revision to liabilities for uncertain tax positions	(125)	–
Deferred tax expense related to temporary differences	97	81
Deferred tax recovery from the recognition of previously unrecognized tax losses	(81)	(22)

Income tax expense	46	179